OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares			Value
Common Stocks: 93.7%
Aerospace & Defense: 3.6%
55,880		Axon Enterprise, Inc. [1]	$8,773,160

Banks: 2.0%
79,948		Meta Financial Group, Inc.	4,769,698

Biotechnology: 2.5%
31,240		Fate Therapeutics, Inc. [1]	1,827,852
12,735		Natera, Inc. [1]	1,189,322
107,780		Replimune Group, Inc. [1]	2,920,838
			5,938,012

Commercial Services & Supplies: 0.8%
103,495		ACV Auctions, Inc. - Class A [1]	1,949,846

Food Products: 1.2%
31,035		Freshpet, Inc. [1]	2,956,705

Health Care Equipment & Supplies: 12.2%
107,585		Globus Medical, Inc. - Class A [1]	7,767,637
24,070		Inari Medical, Inc. [1]	2,196,869
22,075		Insulet Corp. [1]	5,873,495
13,935		Shockwave Medical, Inc. [1]	2,485,029
72,195		Tandem Diabetes Care, Inc. [1]	10,866,791
			29,189,821

Health Care Providers & Services: 3.3%
56,185		Accolade, Inc. [1]	1,481,036
125,905		Progyny, Inc. [1]	6,339,317
			7,820,353

Hotels, Restaurants & Leisure: 12.4%
67,830		Marriott Vacations Worldwide Corp.	11,461,913
90,720		Planet Fitness, Inc. - Class A [1]	8,217,418
57,915		Wingstop, Inc.	10,007,712
			29,687,043

Household Durables: 1.0%
126,120		Vizio Holding Corp. - Class A [1]	2,450,512

Internet & Direct Marketing Retail: 0.9%
5,790		Fiverr International Ltd. - ADR[1]	658,323
26,140		Revolve Group, Inc. - Class A [1]	1,464,886
			2,123,209

IT Services: 0.4%
24,300		Paymentus Holdings, Inc. - Class A [1]	850,014

Leisure Products: 4.0%
353,660		Callaway Golf Co. [1]	9,704,430

Machinery: 4.6%
72,765		Kornit Digital Ltd. - ADR[1]	11,078,471

Professional Services: 2.0%
142,689		Upwork, Inc. [1]	4,874,256

Real Estate Management & Development: 4.4%
53,938		FirstService Corp.	10,597,199

Semiconductors & Semiconductor Equipment: 19.8%
96,510		Azenta, Inc.	9,951,146
142,460		MACOM Technology Solutions Holdings, Inc. [1]	11,154,618
160,370		MaxLinear, Inc. [1]	12,090,294
142,012		Onto Innovation, Inc. [1]	14,375,875
			47,571,933

Software: 13.1%
31,350		Avalara, Inc. [1]	4,047,598
53,545		Cerence, Inc. [1]	4,103,689
43,875		Five9, Inc. [1]	6,024,915
193,305		KnowBe4, Inc. - Class A [1]	4,434,417
93,780		Rapid7, Inc. [1]	11,036,968
34,095		Tenable Holdings, Inc. [1]	1,877,612
			31,525,199

Specialty Retail: 5.5%
70,565		Brilliant Earth Group, Inc. - Class A [1]	1,274,404
92,335		Floor & Decor Holdings, Inc. [1]	12,004,473
			13,278,877

Total Common Stocks
(Cost $190,664,359)			225,138,738

Short-Term Investments: 6.3%
Money Market Funds: 6.3%

15,101,885		Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [2]	15,101,885

Total Money Market Funds
(Cost $15,101,885)			15,101,885
Total Short-Term Investments
(Cost $15,101,885)			15,101,885
Total Investments in Securities: 100.0%
(Cost $205,766,244)			240,240,623
Liabilities in Excess of Other Assets: (0.0)% [3]			(63,690)
Total Net Assets: 100.0%			$240,176,933

	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of December 31, 2021.
	[3]	Does not round to 0.1% or (0.1)%.
The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Osterweis Emerging Opportunity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$225,138,738	$–	$–	$225,138,738
Short-Term Investments	15,101,885	–	–	15,101,885
Total Assets:	$240,240,623	$–	$–	$240,240,623

[1] See Schedule of Investments for industry breakouts.